ACQUISITION OF HEALTHTAB INC. (Details Narrative) - CAD ($)	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 28, 2017
IfrsStatementLineItems [Line Items]
Cash payments						$ 100,000
Number of shares issued	3,480,000
Issuance of common stock value		$ 100,000	$ 100,000	$ 100,000	$ 100,000
Percentage of Issuance common stock shares		5.00%	5.00%	5.00%	5.00%
125 days after closing date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						880,000
245 days after the closing date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						880,000
365 days after closing date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						906,667
Share purchase agreement [member]
IfrsStatementLineItems [Line Items]
Cash payments						$ 100,000